SCHEDULE OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
August 2021 Private Placement
United States				$ (6,173,000)			$ (3,526,000)	$ (261,000)
Foreign				(225,000)			(82,000)	548,000
Loss before income taxes	$ 974,000	$ 97,000	$ (7,513,000)	$ (6,398,000)	$ (3,846,000)	$ (2,125,000)	$ (3,608,000)	$ 287,000